MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2021 (Unaudited)

Mutual Funds (97.2%)	Shares	Value

Vanguard International Growth Adm Class	4,684	$ 766,284
Artisan Developing World Inv Class	26,146	668,030
MFS International Intrinsic Value Class I	9,960	562,422
Brown Capital Management International Small Co Inv Class	16,996	476,741
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	467,788
Artisan International Small Mid Inv Class	20,737	439,409
Virtus KAR Emerging Markets Small Cap Class I	24,013	425,508
WCM Focused Emerging Markets Class I	17,448	352,443
Invesco Developing Markets Class Y	6,522	337,177
Virtus AllianzGI Water Class I	15,139	333,970
WCM Focused International Growth Class I	12,082	331,293
MFS Global Real Estate Class R6	15,277	314,253
Vanguard Materials Index Adm Class	3,535	311,942
Cohen & Steers Real Estate Securities Class I	15,168	300,184
Fidelity International Capital Appreciation	10,204	298,571
Fidelity Nordic	3,777	270,056
Fidelity Pacific Basin	5,700	257,068
T Rowe Price Global Industrials	11,962	221,890
AlphaCentric Robotics and Automation Class I	11,527	198,732

Total Mutual Funds (Cost $ 5,215,000)		7,333,761

Short-Term Securities (2.6%)

Fidelity Institutional Money Market (Cost $ 200,427)		200,427

Total Short-term Securities		200,427

Total Investments in Securities (Cost $ 5,415,427) (99.8%)		7,534,188

Net Other Assets and Liabilities (0.2%)		13,574

Net Assets (100%)		$ 7,547,762

As of September 30, 2021, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,215,000
Unrealized appreciation	2,120,029
Unrealized depreciation	1,268
Net unrealized appreciation (depreciation)	2,118,761

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2021 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 7,333,761	-	-	$ 7,333,761
Short Term Investments	200,427	-	-	200,427
Total Investments in Securities	$ 7,534,188	-	-	$ 7,534,188

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.